THE CALDWELL & ORKIN FUNDS, INC.

OCTOBER 2, 2000

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 29, 2000

                 THE FOLLOWING SUPPLEMENTS THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) FOR THE CALDWELL & ORKIN MARKET OPPORTUNITY FUND, A SERIES OF THE CALDWELL & ORKIN FUNDS, INC. (THE “FUND”) DATED AUGUST 29, 2000. THE CURRENT PROSPECTUS, TOGETHER WITH THIS SUPPLEMENT, CONSTITUTES THE FUND’S CURRENT PROSPECTUS. THE CURRENT SAI, TOGETHER WITH THIS SUPPLEMENT, CONSTITUTES THE FUND’S CURRENT SAI. TO REQUEST A COPY OF THE FUND’S PROSPECTUS AND/OR THE SAI OF THE FUND, PLEASE CALL (800) 237-7073.

                Effective October 9, 2000, the address for Integrated Fund Services, Inc., the Transfer Agent of the Fund, will change. Accordingly, the address for overnight delivery of subscription, redemption and transfer requests from shareholders of the Caldwell & Orkin Market Opportunity Fund will also change. The new address will be:

Caldwell & Orkin Market Opportunity Fund
c/o Integrated Fund Services, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202
(800) 467-7903

                Effective October 9, 2000, the foregoing address replaces the previous address for overnight delivery printed on page 11 of the Fund’s Prospectus and page 12 of the Fund’s SAI dated August 29, 2000. The Fund’s regular mailing address for subscription, redemption and transfer requests - P.O. Box 5354, Cincinnati, OH 45201-5354 - remains the same.